OTHER CURRENT LIABILITIES (Schedule of Other Current Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued salaries and fringe benefits	$ 14,008	$ 13,522
Accrued warranty costs (See B below)	5,622	5,055	$ 4,358
Governmental institutions	4,417	7,215
Other	1,032	246
Other current liabilities	$ 25,079	$ 26,038